Financial Instruments - Disclosure of Financial Instruments at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	R$ 8,253	R$ 85,944
Non-current financial assets at fair value through profit or loss	31,596	24,164
Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	31,596	24,164
Real Estate listed funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		445
Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	R$ 8,253	84,665
Public equities funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		R$ 834